Commitments and Contingencies - Schedule of Payments for Content Obligations (Details) $ in Thousands	Dec. 31, 2025 USD ($)
Commitments And Contingencies [Line Items]
2026	$ 389,489
2027	117,695
2028	38,451
2029	13,179
2030	1,679
Thereafter	624
Total	561,117
Content
Commitments And Contingencies [Line Items]
2026	124,320
2027	35,860
2028	20,522
2029	7,059
2030	1,604
Thereafter	624
Total	189,989
Manufacturing
Commitments And Contingencies [Line Items]
2026	158,436
2027	0
2028	0
2029	0
2030	0
Thereafter	0
Total	158,436
Other obligations
Commitments And Contingencies [Line Items]
2026	106,733
2027	81,835
2028	17,929
2029	6,120
2030	75
Thereafter	0
Total	$ 212,692